PROPOSED PUBLIC OFFERING (Details) - $ / shares		1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 09, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold		4,500,000	34,500,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		1		1
Number of warrants in a unit		0.333		0.33
Number of shares issuable per warrant		1		1
Exercise price of warrants		$ 11.50		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	34,500,000	30,000,000
Purchase price, per unit	$ 10.00	$ 10.00		$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units sold				34,500,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000	34,500,000
Over-allotment option | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units sold				4,500,000
Purchase price, per unit		$ 10.00
Number of shares in a unit				10.00